Convertible Bonds (Details) - Jan. 31, 2025 $ in Millions	USD ($)	ILS (₪)
Convertible Bonds [Member]
Convertible Bonds [Line Items]
Convertible bonds principal amount	$ 22.4	₪ 78,462,184